Other Accounts Receivable - Additional Information (Detail) S/ in Millions	12 Months Ended
Dec. 31, 2018 PEN (S/)
Other Accounts Receivable [line items]
Claims to third parties	S/ 27.2
Rights for collection of penalty for termination of contract	30.6
Ministry of housing [member]
Other Accounts Receivable [line items]
Reimbursement of executed benefits	22.0
Viva GyM SA [member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement	11.0
Consorcio Constructor Ductos del Sur [member]
Other Accounts Receivable [line items]
Recognition of debts to subcontractors	21.6
Fondo Mi Vivienda [member]
Other Accounts Receivable [line items]
Reimbursement of executed benefits	5.2
Credit Suisse AG [member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement	S/ 28.0
Bottom of range [member]
Other Accounts Receivable [line items]
Other non-current accounts receivable maturity period	2 years
Top of range [member]
Other Accounts Receivable [line items]
Other non-current accounts receivable maturity period	5 years